Dividends on ordinary shares - Schedule of Dividends On Ordinary Shares (Details) - GBP (£) £ / shares in Units, £ in Millions		6 Months Ended
	May 29, 2018	Jun. 30, 2018	Jun. 30, 2017
Interim dividend
Recommended by directors at previous year end:
Dividend		£ 1.07	£ 1.00
Dividends proposed or declared before financial statements authorised for issue but not recognised as distribution to owners		£ 765	£ 720
Final dividend
Recommended by directors at previous year end:
Dividend	£ 2.05
Dividends proposed or declared before financial statements authorised for issue but not recognised as distribution to owners	£ 1,475